Convertible debt (Tables)	3 Months Ended
Nov. 30, 2022
IfrsStatementLineItems [Line Items]
Schedule of detailed information about continuity of convertible debt

The continuity of convertible debt for the three months ended November 30, 2022, and 2021, is as follows:

	2019 Series	2020 Series	EB CD	Total
	$	$		$

Balance, August 31, 2021	914,428	2,097,127	6,939,941	9,951,496
Interest expense	6,622	49,863	125,000	181,485
Accrued interest on conversion / interest payments	-	-	(250,000)	(250,000)
Effect of foreign exchange	(14,245)	-	-	(14,245)
Change in fair value	(292,982)	(203,308)	(1,186,882)	(1,683,172)
Balance, November 30, 2021	613,823	1,943,682	5,628,059	8,185,564

	2020 Series	EB CD	Total
	$		$

Balance, August 31, 2022	2,267,367	4,983,236	7,250,603
Interest expense	39,144	125,000	164,144
Accrued interest on conversion / interest payments	-	(250,000)	(250,000)
Principal and interest at maturity	(591,781)	-	(591,781)
Gain on modification of debt	(30,688)	-	(30,688)
Change in fair value	71,741	164,269	236,010
Balance, November 30, 2022	1,755,783	5,022,505	6,778,288

Disclosure of detailed information for convertible debt obligations are classified between current and non-current liabilities

The Company’s convertible debt obligations are classified between current and non-current liabilities at November 30, 2022 as follows:

	2020 Series	EB CD	Total
	$	$	$
As of November 30, 2022:
Less than one year	295,227	-	295,227
Greater than one year	1,460,556	5,022,505	6,483,061
Total convertible debt obligation	1,755,783	5,022,505	6,778,288

Disclosure of detailed information about fair value of convertible debentures

As of November 30, 2022, the fair value of the EB CD convertible debenture was estimated using the binomial lattice model with the below assumptions:

EB CD	November 30, 2022 (US$)	August 31, 2022 (US$)

Share price	0.58	0.72
Conversion price	10.25	10.25
Warrant exercise price	15.00	15.00

Term, in years	1.24	1.48
Interest rate	10%	10%
Expected volatility	90.00%	90.00%
Risk-free interest rate	4.60%	3.45%
Expected dividend yield	0%	0%

Disclosure of key inputs of convertible debt

The following table gives information about how the fair values of these financial liabilities are determined (in particular, the valuation technique and key inputs used).

Financial assets / financial liabilities	Valuation technique	Key Inputs	Relationship and sensitivity of unobservable inputs to fair value to fair value
Convertible debt	The fair value of the convertible debentures as of November 30, 2022 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price CAD $.79 to $.95 (USD $.58 to $.72)	The share price was higher (lower)
		Risk-free interest rate (2.87% to 4.60%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (5.23% to 21.94%)	The credit spread was lower (higher)
		Discount for lack of marketability (0%)	The discount for lack of marketability was lower (higher)
Convertible debt	The fair value of the convertible debentures as of August 31, 2022 has been calculated using a binomial lattice methodology.	Key observable inputs	The estimated fair value would increase (decrease) if:
		Share price CAD$.94 (USD $.72)	The share price was higher (lower)
		Risk-free interest rate (2.85% to 3.45%)	The risk-free interest rate was higher (lower)
		Dividend yield (0%)	The dividend yield was lower (higher)
Key unobservable inputs
		Credit spread (10.13% to 13.56%)	The credit spread was lower (higher)
		Discount for lack of marketability (0%)	The discount for lack of marketability was lower (higher)

2020 Series Convertible Debentures [member]
IfrsStatementLineItems [Line Items]
Disclosure of detailed information about fair value of convertible debentures

As of November 30, 2022, the fair value of the 2020 Series convertible debentures was estimated using the binomial lattice model with the below assumptions:

2020 Series	November 30, 2022 (US$)	August 31, 2022 (US$)

Share price	0.58	0.72
Conversion price	8.9 and 1.10	8.90

Term, in years	0.25 and 2.75	0.22
Interest rate	10% and 7%	10%
Expected volatility	90% and 100%	90.00%
Risk-free interest rate	4.32% and 4.15%	2.85%
Expected dividend yield	0%	0%